LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

6. LONG‑TERM INVESTMENTS

Equity investments

As of December 31, 2017 and 2018, the Group’s equity investments primarily included an investment of preferred shares in a privately held company, which operates an online consumer finance platform in India. These preferred shares invested are not considered in-substance ordinary shares and do not have readily determinable fair value.

Prior to the adoption of ASU No. 2016-01, the carrying value of the Group’s cost method equity investments was RMB23.5 million as of December 31, 2017. After the adoption of ASU No. 2016-01 on January 1, 2018, these cost method equity investments were measured using the measurement alternative (Note 2(s)). The carrying value of the Group’s equity investments measured at fair value was RMB28.2 million as of December 31, 2018. Unrealized upward adjustments of fair value of equity investments for the year ended December 31, 2018 were RMB18.8 million for the observable price changes in orderly transactions for the identical or similar investment of the same issuer. In 2018, the Croup recognized RMB15.2 million impairment related to investments without readily determinable fair value and no other downward adjustment was related to investments without readily determinable fair value.

The following table summarizes the total carrying value of the Group’s equity investments measured using the measurement alternative as of December 31, 2018 including cumulative unrealized upward or downward adjustments and impairment charges:

	As of December 31,
	2017	2018
	(RMB in thousands)
Initial cost basis	28,802	23,485
Cumulative unrealized upward adjustments	—	18,753
Cumulative impairment charges	(5,635)	(15,215)
Cumulative foreign currency translation adjustments	318	1,143
Total carrying value at end of the year	23,485	28,166

Debt investment

The debt investment is in the form of an interest-bearing loan to an investee, acquired by the Group in September 2018, with a principal of RMB120.0 million that matures in July 2026. The coupon rate of the loan acquired by the Group is a floating rate linked to the benchmark rate of the PBOC. The loan was to provide the initial operating fund to the investee. The Group has the intent and ability to hold the loan to maturity or payoff.

As of December 31, 2018, the Group's loan receivable recorded at amortized cost was RMB157.9 million. The interest income in relation to this loan receivable recorded was RMB1.5 million for the year ended December 31, 2018.

Investment-related impairment

Management regularly evaluates the impairment of long-term investments based on performance and financial position of the investee as well as other evidence of market value. For the years ended December 31, 2016, 2017 and 2018, the Group recorded impairment charges for long-term investments of RMB5.6 million, RMB0.9 million and RMB15.2 million, respectively.